Additional Balance Sheet Information - Property, Plant And Equipment, At Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment, gross	$ 44,158				$ 27,282
Accumulated depreciation	(12,591)				(9,388)
Total property, plant and equipment, net	31,567	$ 26,494	$ 23,066	$ 19,600	17,894
Construction in progress
Property, Plant and Equipment
Property, plant and equipment, gross	26,362				9,746
Tooling
Property, Plant and Equipment
Property, plant and equipment, gross	9,874				10,155
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment, gross	3,488				3,317
Software
Property, Plant and Equipment
Property, plant and equipment, gross	2,799				2,798
Total property, plant and equipment, net	1,309				2,242
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment, gross	$ 1,635				$ 1,266